Expense Example - FidelitySAISustainableFutureFundFidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO - FidelitySAISustainableFutureFundFidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO - Fidelity SAI Sustainable Sector Fund - Fidelity SAI Sustainable Sector Fund
Jul. 30, 2024 USD ($)
Expense Example:
1 year	$ 51
3 years	177
5 years	317
10 years	$ 726